T. ROWE PRICE U.S. Equity Research Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  8.7%
Diversified Telecommunication Services  0.1%
AT&T  362,751 7,980
Verizon Communications  202,759 9,106
17,086
Entertainment  1.1%
Electronic Arts  61,843 8,871
Netflix (1) 140,709 99,801
Spotify Technology (1) 21,894 8,069
Walt Disney  260,168 25,025
141,766
Interactive Media & Services  6.3%
Alphabet, Class A  1,109,868 184,072
Alphabet, Class C  1,596,862 266,979
Meta Platforms, Class A  583,720 334,145
785,196
Media  0.4%
Comcast, Class A  1,251,097 52,258
52,258
Wireless Telecommunication Services  0.8%
T-Mobile U.S.  460,116 94,950
94,950
Total Communication Services 1,091,256
CONSUMER DISCRETIONARY  10.3%
Automobiles  1.7%
Ford Motor  167,791 1,772
General Motors  119,253 5,347
Tesla (1) 766,404 200,514
207,633
Broadline Retail  3.7%
Amazon.com (1) 2,453,726 457,203
457,203
Hotels, Restaurants & Leisure  2.3%
Airbnb, Class A (1) 107,707 13,658
Booking Holdings  9,893 41,671
Chipotle Mexican Grill (1) 593,075 34,173
Domino's Pizza  23,813 10,243
Hilton Worldwide Holdings  89,639 20,662

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Las Vegas Sands  337,779 17,004
Marriott International, Class A  86,345 21,465
McDonald's  226,411 68,944
Norwegian Cruise Line Holdings (1) 279,471 5,732
Royal Caribbean Cruises  123,141 21,840
Starbucks  152,135 14,832
Wingstop  24,462 10,178
Wynn Resorts  107,599 10,317
290,719
Household Durables  0.3%
NVR (1) 3,490 34,243
34,243
Specialty Retail  2.1%
AutoZone (1) 6,037 19,017
Bath & Body Works  83,293 2,659
Burlington Stores (1) 44,812 11,807
Home Depot  283,705 114,957
Lowe's  134,945 36,550
O'Reilly Automotive (1) 20,020 23,055
Ross Stores  166,417 25,047
TJX  237,093 27,868
Ulta Beauty (1) 13,060 5,082
266,042
Textiles, Apparel & Luxury Goods  0.2%
Lululemon Athletica (1) 52,049 14,124
NIKE, Class B  111,180 9,828
23,952
Total Consumer Discretionary 1,279,792
CONSUMER STAPLES  5.8%
Beverages  1.7%
Coca-Cola  1,180,341 84,819
Constellation Brands, Class A  55,910 14,408
Keurig Dr Pepper  1,021,826 38,298
Monster Beverage (1) 162,690 8,488
PepsiCo  378,267 64,324
210,337
Consumer Staples Distribution & Retail  1.9%
Costco Wholesale  112,265 99,525
Dollar General  145,107 12,272
Sysco  75,524 5,895
Target  136,187 21,226

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  1,147,598 92,669
231,587
Food Products  0.2%
Campbell Soup  48,566 2,376
General Mills  69,664 5,145
Mondelez International, Class A  258,703 19,059
Tyson Foods, Class A  66,915 3,985
30,565
Household Products  1.1%
Clorox  31,050 5,058
Colgate-Palmolive  261,942 27,192
Kimberly-Clark  78,170 11,122
Procter & Gamble  563,018 97,515
140,887
Personal Care Products  0.3%
Estee Lauder, Class A  54,200 5,403
Kenvue  1,648,834 38,138
43,541
Tobacco  0.6%
Altria Group  144,625 7,381
Philip Morris International  572,971 69,559
76,940
Total Consumer Staples 733,857
ENERGY  3.4%
Energy Equipment & Services  0.3%
Halliburton  358,504 10,414
Schlumberger  556,708 23,354
33,768
Oil, Gas & Consumable Fuels  3.1%
Chesapeake Energy  46,204 3,800
Chevron  394,214 58,056
ConocoPhillips  498,987 52,533
Devon Energy  138,919 5,435
Diamondback Energy  92,347 15,921
EOG Resources  199,378 24,510
EQT  206,604 7,570
Exxon Mobil  1,189,619 139,447
Hess  33,421 4,539
Kinder Morgan  697,030 15,397
Marathon Petroleum  175,197 28,541
Phillips 66  53,145 6,986

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Suncor Energy  136,795 5,050
Targa Resources  57,844 8,561
Valero Energy  60,157 8,123
Williams  192,134 8,771
393,240
Total Energy 427,008
FINANCIALS  13.6%
Banks  3.2%
Bank of America  1,936,359 76,835
Citigroup  850,342 53,231
Fifth Third Bancorp  382,006 16,365
Huntington Bancshares  1,082,243 15,909
JPMorgan Chase  687,189 144,901
KeyCorp  442,467 7,411
PNC Financial Services Group  52,063 9,624
Popular  49,121 4,925
Truist Financial  93,178 3,985
U.S. Bancorp  271,173 12,401
Wells Fargo  810,128 45,764
Western Alliance Bancorp  75,500 6,530
397,881
Capital Markets  2.8%
Ares Management, Class A  91,822 14,309
Bank of New York Mellon  297,311 21,365
BlackRock  34,721 32,968
Blackstone  63,042 9,654
Cboe Global Markets  83,051 17,015
Charles Schwab  680,834 44,125
FactSet Research Systems  10,889 5,007
Goldman Sachs Group  71,665 35,482
Intercontinental Exchange  180,976 29,072
KKR  169,652 22,153
LPL Financial Holdings  26,556 6,178
Moody's  34,668 16,453
Morgan Stanley  302,730 31,557
MSCI  7,545 4,398
S&P Global  84,064 43,429
TPG (2) 98,540 5,672
Tradeweb Markets, Class A  129,485 16,013
354,850
Consumer Finance  0.5%
American Express  168,835 45,788

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Discover Financial Services  121,465 17,040
62,828
Financial Services  4.7%
Apollo Global Management  81,910 10,231
Berkshire Hathaway, Class B (1) 334,274 153,853
Corebridge Financial  864,852 25,219
Corpay (1) 118,619 37,099
Equitable Holdings  239,296 10,058
Fiserv (1) 327,678 58,867
Global Payments  224,305 22,973
Mastercard, Class A  230,899 114,018
Visa, Class A  499,406 137,312
Voya Financial  269,687 21,365
590,995
Insurance  2.3%
Allstate  197,807 37,514
American International Group  444,800 32,573
Axis Capital Holdings  83,928 6,681
Chubb  222,784 64,249
Hartford Financial Services Group  293,093 34,471
Marsh & McLennan  136,779 30,514
MetLife  398,323 32,854
Progressive  32,445 8,233
RenaissanceRe Holdings  80,108 21,821
Travelers  55,345 12,957
281,867
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  361,159 7,248
7,248
Total Financials 1,695,669
HEALTH CARE  12.1%
Biotechnology  1.9%
AbbVie  389,572 76,933
Amgen  173,117 55,780
BeiGene, ADR (1)(2) 31,266 7,019
Biogen (1) 60,237 11,676
Gilead Sciences  215,442 18,063
Regeneron Pharmaceuticals (1) 37,590 39,516
Vertex Pharmaceuticals (1) 49,168 22,867
231,854

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  2.2%
Abbott Laboratories  220,203 25,105
Becton Dickinson & Company  149,195 35,971
Boston Scientific (1) 314,717 26,373
Dexcom (1) 196,959 13,204
Edwards Lifesciences (1) 101,723 6,713
Hologic (1) 185,928 15,146
IDEXX Laboratories (1) 13,158 6,648
Intuitive Surgical (1) 117,875 57,908
Medtronic  167,500 15,080
Stryker  133,435 48,205
Zimmer Biomet Holdings  236,479 25,528
275,881
Health Care Providers & Services  2.6%
Cencora  62,883 14,154
Cigna Group  111,799 38,732
CVS Health  83,660 5,261
Elevance Health  88,877 46,216
HCA Healthcare  6,776 2,754
Humana  30,967 9,808
McKesson  40,694 20,120
Molina Healthcare (1) 40,010 13,786
Quest Diagnostics  62,934 9,770
Tenet Healthcare (1) 115,957 19,272
UnitedHealth Group  255,686 149,494
329,367
Life Sciences Tools & Services  1.5%
Danaher  207,130 57,586
ICON (1) 36,893 10,600
IQVIA Holdings (1) 17,996 4,264
Mettler-Toledo International (1) 14,028 21,038
Repligen (1) 76,956 11,453
Thermo Fisher Scientific  131,621 81,417
186,358
Pharmaceuticals  3.9%
AstraZeneca, ADR  69,055 5,380
Bristol-Myers Squibb  336,445 17,408
Eli Lilly  267,961 237,397
Johnson & Johnson  531,192 86,085
Merck  605,966 68,814
Novo Nordisk, ADR  182,944 21,783
Pfizer  1,011,189 29,264

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sanofi, ADR  99,483 5,733
Viatris  129,136 1,499
Zoetis  52,031 10,166
483,529
Total Health Care 1,506,989
INDUSTRIALS & BUSINESS SERVICES  7.6%
Aerospace & Defense  1.8%
Boeing (1) 193,325 29,393
General Dynamics  13,575 4,102
General Electric  369,423 69,666
Howmet Aerospace  179,735 18,018
L3Harris Technologies  92,326 21,962
Lockheed Martin  12,631 7,384
Northrop Grumman  60,518 31,958
RTX  210,594 25,515
TransDigm Group  16,430 23,448
231,446
Air Freight & Logistics  0.2%
FedEx  68,211 18,668
18,668
Building Products  0.4%
Carrier Global  307,584 24,757
Johnson Controls International  153,476 11,911
Trane Technologies  45,053 17,514
54,182
Commercial Services & Supplies  0.5%
Cintas  85,734 17,651
Copart (1) 265,391 13,907
Republic Services  16,562 3,326
Waste Connections  75,875 13,568
Waste Management  80,392 16,689
65,141
Electrical Equipment  0.8%
AMETEK  16,473 2,829
Emerson Electric  85,001 9,297
GE Vernova (1) 122,719 31,291
Hubbell  42,345 18,138
Rockwell Automation  89,793 24,106
Sensata Technologies Holding  59,712 2,141
Vertiv Holdings, Class A  68,721 6,837
94,639

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  1.5%
Canadian National Railway  19,608 2,297
CSX  1,267,046 43,751
JB Hunt Transport Services  3,676 634
Norfolk Southern  105,105 26,119
Old Dominion Freight Line  173,829 34,529
Saia (1) 48,551 21,229
Uber Technologies (1) 724,637 54,464
183,023
Industrial Conglomerates  0.6%
Honeywell International  190,494 39,377
Roper Technologies  59,413 33,060
72,437
Machinery  1.4%
Caterpillar  43,252 16,917
Cummins  114,669 37,129
Deere  70,681 29,497
Dover  65,171 12,496
Esab  52,997 5,634
Fortive  133,357 10,526
IDEX  42,080 9,026
Ingersoll Rand  145,480 14,280
Stanley Black & Decker  363,363 40,017
Xylem  17,729 2,394
177,916
Passenger Airlines  0.1%
Delta Air Lines  150,873 7,663
United Airlines Holdings (1) 106,839 6,096
13,759
Professional Services  0.2%
Booz Allen Hamilton Holding  26,097 4,248
Equifax  36,224 10,645
Verisk Analytics  51,849 13,893
28,786
Trading Companies & Distributors  0.1%
SiteOne Landscape Supply (1) 60,351 9,108
9,108
Total Industrials & Business Services 949,105

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  31.1%
Communications Equipment  0.4%
Arista Networks (1) 39,653 15,220
Cisco Systems  744,561 39,625
54,845
Electronic Equipment, Instruments & Components  0.9%
Amphenol, Class A  202,085 13,168
Keysight Technologies (1) 160,045 25,436
TE Connectivity  193,648 29,239
Teledyne Technologies (1) 45,229 19,795
Zebra Technologies, Class A (1) 53,496 19,810
107,448
IT Services  1.0%
Accenture, Class A  230,561 81,499
Gartner (1) 10,160 5,149
International Business Machines  124,006 27,415
Shopify, Class A (1) 77,408 6,203
120,266
Semiconductors & Semiconductor Equipment  10.6%
Advanced Micro Devices (1) 453,901 74,476
Analog Devices  179,121 41,228
Broadcom  1,226,580 211,585
Entegris  124,998 14,066
KLA  69,342 53,699
Marvell Technology  289,703 20,893
Monolithic Power Systems  19,128 17,684
NVIDIA  6,245,881 758,500
ON Semiconductor (1) 78,109 5,672
QUALCOMM  406,634 69,148
Texas Instruments  306,915 63,400
1,330,351
Software  10.6%
Adobe (1) 116,432 60,286
Autodesk (1) 87,606 24,134
Cadence Design Systems (1) 89,918 24,370
Crowdstrike Holdings, Class A (1) 47,166 13,229
Descartes Systems Group (1) 70,791 7,289
Dynatrace (1) 170,608 9,122
Fair Isaac (1) 8,275 16,083
Fortinet (1) 578,603 44,871
Gen Digital  808,757 22,184

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  73,584 45,696
Microsoft  1,959,901 843,345
Oracle  391,255 66,670
Palo Alto Networks (1) 35,410 12,103
Salesforce  370,742 101,476
ServiceNow (1) 10,109 9,041
Synopsys (1) 44,646 22,608
Workday, Class A (1) 12,463 3,046
Zscaler (1) 30,752 5,257
1,330,810
Technology Hardware, Storage & Peripherals  7.6%
Apple  3,971,977 925,471
Pure Storage, Class A (1) 118,843 5,971
Western Digital (1) 225,415 15,393
946,835
Total Information Technology 3,890,555
MATERIALS  2.0%
Chemicals  1.1%
CF Industries Holdings  164,316 14,099
Linde  182,056 86,815
Mosaic  285,099 7,635
RPM International  23,324 2,822
Sherwin-Williams  71,546 27,307
138,678
Construction Materials  0.1%
Vulcan Materials  58,062 14,540
14,540
Containers & Packaging  0.3%
Ball  217,381 14,762
International Paper  141,628 6,919
Packaging Corp. of America  64,402 13,872
35,553
Metals & Mining  0.4%
Agnico Eagle Mines  99,722 8,034
Franco-Nevada (2) 45,719 5,680
Freeport-McMoRan  475,477 23,736
Steel Dynamics  124,995 15,759
53,209

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
West Fraser Timber (2) 149,608 14,566
14,566
Total Materials 256,546
REAL ESTATE  2.0%
Health Care Real Estate Investment Trusts  0.2%
Welltower, REIT  189,213 24,225
24,225
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  271,389 34,271
Rexford Industrial Realty, REIT  377,161 18,975
53,246
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 59,684 7,429
CoStar Group (1) 71,284 5,378
12,807
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  139,601 5,359
AvalonBay Communities, REIT  35,957 8,099
Camden Property Trust, REIT  21,354 2,638
Essex Property Trust, REIT  51,932 15,342
Sun Communities, REIT  66,064 8,929
40,367
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  263,842 6,126
Regency Centers, REIT  73,082 5,279
Simon Property Group, REIT  35,148 5,941
17,346
Specialized Real Estate Investment Trusts  0.9%
American Tower, REIT  177,840 41,358
Crown Castle, REIT  15,530 1,842
CubeSmart, REIT  115,138 6,198
Equinix, REIT  35,515 31,524
Public Storage, REIT  62,219 22,640
SBA Communications, REIT  10,052 2,420
Weyerhaeuser, REIT  97,840 3,313
109,295
Total Real Estate 257,286

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  2.6%
Electric Utilities  1.9%
Constellation Energy  128,720 33,470
Duke Energy  52,473 6,050
Entergy  105,989 13,949
Evergy  121,614 7,541
Exelon  246,961 10,014
FirstEnergy  210,387 9,331
NextEra Energy  744,736 62,953
PG&E  2,041,929 40,369
PPL  86,084 2,848
Southern  275,776 24,869
Xcel Energy  446,774 29,174
240,568
Gas Utilities  0.2%
Atmos Energy  138,509 19,213
19,213
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  81,988 9,719
9,719
Multi-Utilities  0.4%
Ameren  296,856 25,963
CenterPoint Energy  180,591 5,313
CMS Energy  139,064 9,822
Dominion Energy  110,446 6,383
Sempra  72,508 6,064
53,545
Total Utilities 323,045
Total Common Stocks (Cost $8,522,766) 12,411,108
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Treasury Reserve Fund, 4.94% (3)(4) 80,936,677 80,937
80,937
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.589%, 12/12/24 (5) 230,000 228
U.S. Treasury Bills, 4.688%, 3/13/25 (5) 2,000,000 1,961
U.S. Treasury Bills, 5.077%, 11/21/24 (5) 240,000 238
U.S. Treasury Bills, 5.184%, 10/29/24 (5) 1,830,000 1,823

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bills, 5.239%, 10/24/24 (5) 170,000 170
U.S. Treasury Bills, 5.262%, 10/10/24 (5) 30,000 30
4,450
Total Short-Term Investments (Cost $85,384) 85,387
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 22,761,865 22,762
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 22,762
Total Securities Lending Collateral (Cost $22,762) 22,762
Total Investments in Securities  100.0%
(Cost $8,630,912) $ 12,519,257
Other Assets Less Liabilities (0.0)% (1,202)
Net Assets 100.0% $ 12,518,055
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies
(5) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 300 S&P 500 E-Mini Index contracts 12/24 87,214 $ 696
Net payments (receipts) of variation margin to date (351)
Variation margin receivable (payable) on open futures contracts $ 345

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 4.94% — — 1,961
Totals $ — # $ — $ 1,961 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 20,562 ¤ ¤ $ 22,762
T. Rowe Price Treasury
Reserve Fund, 4.94% 51,266 ¤ ¤ 80,937
Total $ 103,699 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,961 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $103,699.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. Equity Research Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. Equity Research Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 12,411,108 $ — $ — $ 12,411,108
Short-Term Investments 80,937 4,450 — 85,387
Securities Lending Collateral 22,762 — — 22,762
Total Securities 12,514,807 4,450 — 12,519,257
Futures Contracts* 696 — — 696
Total $ 12,515,503 $ 4,450 $ — $ 12,519,953
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F108-054Q3 09/24